Joint ventures and associated companies - Summary of Carrying Value of Interests in Joint Ventures and Associated Companies Accounted Under the Equity Method (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Joint Ventures And Associates [Line Items]
Net income	$ 130	$ 77
Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount	223	193
Net income	107	87
Associated companies [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount	431	459
Net income	$ 23	$ (10)